Goodwill and Intangible Assets - Definite Lived Intangibles Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 30, 2016	Oct. 25, 2015	Oct. 26, 2014
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Gross Carrying Amount	$ 93,710	$ 100,060
Accumulated Amortization	$ (24,210)	$ (28,900)
Weighted-Avg Life	11 years 10 months 24 days	11 years 3 months 18 days
Amortization expense	$ 8,387	$ 8,142	$ 9,352
Estimated amortization expense
2017	8,300
2018	7,800
2019	7,600
2020	7,400
2021	7,400
Customer lists/relationships
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Gross Carrying Amount	88,240	83,190
Accumulated Amortization	$ (20,737)	$ (13,939)
Weighted-Avg Life	12 years 2 months 12 days	12 years 1 month 6 days
Customer lists/relationships | Justin's
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Definite-lived intangible assets acquired	$ 5,800
Customer lists/relationships | Applegate
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Definite-lived intangible assets acquired		$ 25,100
Customer lists/relationships | CytoSport Holdings
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Definite-lived intangible assets acquired		23,300
Noncompete agreements | Justin's
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Definite-lived intangible assets acquired	1,400
Noncompete agreements | Applegate
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Definite-lived intangible assets acquired		1,200
Formulas and recipes
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Gross Carrying Amount	1,950	7,490
Accumulated Amortization	$ (1,796)	$ (6,865)
Weighted-Avg Life	10 years	7 years 2 months 12 days
Proprietary software and technology
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Gross Carrying Amount		$ 7,010
Accumulated Amortization		$ (6,901)
Weighted-Avg Life		8 years 1 month 6 days
Other intangibles
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Gross Carrying Amount	$ 3,520	$ 2,370
Accumulated Amortization	$ (1,677)	$ (1,195)
Weighted-Avg Life	6 years 3 months 18 days	7 years 6 months